Revenue - Disaggregation of Revenue Based on Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 2,251,657	$ 1,870,346	$ 1,526,424
Sample technologies
Disaggregation of Revenue [Line Items]
Revenue	850,636	803,867	548,365
Diagnostic solutions
Disaggregation of Revenue [Line Items]
Revenue	638,759	460,757	465,503
PCR / Nucleic acid amplification
Disaggregation of Revenue [Line Items]
Revenue	433,972	363,552	224,685
Genomics / NGS
Disaggregation of Revenue [Line Items]
Revenue	245,066	165,570	183,768
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 83,224	$ 76,600	$ 104,103